Other reserves (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Total Reserves	[1]	£ 4,608	£ 3,361
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		4,159	3,927
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		61	(298)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		489	(123)
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		(77)	(121)
Other reserves [member]
Disclosure of reserves within equity [line items]
Total Reserves		£ (24)	£ (24)

[1]	For notes to the Financial Statements see pages 19 to 44